Property, Plant and Equipment - Summary of Carrying Amount of Property, Plant and Equipment Held Under Finance Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	$ 11,822	$ 11,265
Exploration and Production [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	8,399	7,930
Manufacturing Supply and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	3,151	3,108
Other [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total property, plant and equipment held under finance leases	$ 272	$ 227